Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	103 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000174964
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%	(0.07%)	1.83%
Without Sales Load [Member] | C000174965
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	(0.36%)	1.53%
Without Sales Load [Member] | C000174966
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%	0.04%	1.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.45%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.45%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.45%